CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) income for the year	$ (3,888)	$ 8,516	$ 15,167
Items will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	(1,944)	2,125	(1,088)
NDF effects classified as hedges	(335)	197
Income Tax effects on NDF classified as hedges	97	(55)
Items will not be reclassified subsequently to profit or loss
Actuarial results	47	58
Tax effect	(15)	(17)
Other components of the comprehensive (loss) / income, net of tax	(2,150)	2,308	(1,088)
Total comprehensive (loss) / income for the year	(6,038)	10,824	14,079
Attributable to:
Controlling Company	(6,198)	9,885	13,983
Non-controlling interest	$ 160	$ 939	$ 96